Derivative Liability - Schedule of Derivative Liability Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 1,930,235	$ 1,111,879	$ 42,104
Initial fair value on issuance of convertible debenture		1,265,775	1,570,038
Conversion of principal amount of debenture to common stock			(24,137)
Change in fair value of derivative liability		(167,658)	430,458
Ending balance	1,715,864	1,930,235	1,111,879
Debenture [Member]
Beginning balance	1,930,235	1,047,977	42,104
Initial fair value on issuance of convertible debenture	414,421	1,265,775	1,077,117
Conversion of principal amount of debenture to common stock	(215,818)		(24,137)
Change in fair value of derivative liability	(412,974)	(136,310)	690,707
Ending balance	$ 1,715,864	$ 1,930,235	$ 1,047,977